Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

25 TRADE AND OTHER PAYABLES

	2024	2023
	USD	USD

Trade payables (content and service providers)	11,950,981	10,194,121
Accrued content acquisition and royalty costs	8,013,832	6,130,829
Other payables	1,473,667	5,752,008
Other accrued expenses	3,447,849	2,718,597
Taxes payable	1,164,127	665,003
Social security and taxes payable	106,822	493,802
Deferred purchase price	250,000	250,000
	26,407,278	26,204,360